UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ 237,755	$ (46,052)	$ (19,738)
Interest income on investments held in Trust Account	(1,024,750)	0	(284,455)
Prepaid expenses	(14,837)	0	(62,511)
Accounts payable and accrued expenses	160,160	7,000	135,257
Net Cash Used in Operating Activities	(641,672)	(39,052)	(231,448)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	190,000	0
Advances from related party	0	39,052
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account			(57,500,000)
Net Cash Used in Investing Activities			(57,500,000)
Proceeds from sale of public units			57,500,000
Proceeds from sale of private placement units			1,972,500
Payment of underwriter commissions			(862,500)
Payment of offering costs			(397,700)
Net Cash Provided by Financing Activities	190,000	39,052	58,212,300
Net Change in Cash	(451,672)	0	480,852
Cash, Beginning of the Period	480,852	0	0
Cash, End of the Period	29,180	0	480,852
Supplemental Disclosure of Cash Flow Information:
Initial classification of ordinary shares subject to redemption			52,752,078
Accretion of carrying value to redemption value of Class A redeemable ordinary shares	2,885,625	0	303,957
Deferred offering costs paid by Sponsor under amount due to a related party	0	173,604
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares	$ 0	$ 25,000	$ 25,000